Equipment (Details) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016
Cost	$ 301	$ 287
Accumulated depreciation	181	244
Net book value	120	43
Office Equipment [Member]
Cost	55	40
Accumulated depreciation	6	34
Net book value	49	6
Computer Equipment [Member]
Cost	154	170
Accumulated depreciation	132	144
Net book value	22	26
Field Equipment [Member]
Cost	47	36
Accumulated depreciation	40	30
Net book value	7	6
Building [Member]
Cost	45	41
Accumulated depreciation	3	36
Net book value	$ 42	$ 5